November 20, 1995



        Rule 24f-2 Notice for Seligman New Jersey Tax-Exempt Fund, Inc.



Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Division of Investment Management
               File No. 33-13401

Dear Sirs:

     Seligman New Jersey Tax-Exempt Fund, Inc. hereby provides the following information with respect to sales of its capital stock pursuant to Rule 24f-2 under the Investment Company Act of 1940:

     1.   Fiscal year for which notice is filed: September 30, 1995.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year: -0-

     3. Number of shares registered during such fiscal year other than pursuant to Rule 24f-2: -0-

     4.   Number of shares sold during such fiscal year:  1,126,360 (a).

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    Securities and Exchange Commission                         November 20, 1995
    Division of Investment Management

                                     - 2 -

     5. Number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2: Same as item 4.


     A filing fee of $40.43 is enclosed as is the opinion of counsel required by Rule 24f-2.


                               Very truly yours,
                   Seligman New Jersey Tax-Exempt Fund, Inc.


                                 Thomas G. Rose
                            By ____________________
                                 Thomas G. Rose
                                   Treasurer

    Enclosure
    _________________________






     (a) The Following is a calculation of the fee payable pursuant to paragraph
(c) of Rule 24f-2:

                                 Fiscal Year ended 9/30/95


                                           Class A    Class D


 Aggregate sales price of shares
   sold pursuant to Rule 24f-2            $7,940,893  $479,273

 Aggregate redemption or repurchase
   price of shares redeemed or
   purchased during previous fiscal year (12,930,150) (362,095)

 Aggregate redemption or repurchase
   price of shares previously applied
   pursuant to Rule 24e-2(a)                   -          -

 Total                                    ($4,989,257) $117,178
                                          ------------ --------
 Fee (Total X .000345)                       $0.00      $40.43




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                   SELIGMAN NEW JERSEY TAX-EXEMPT FUND, INC.



     The undersigned, Treasurer of Seligman New Jersey Tax-Exempt Fund, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

     1. From October 1, 1994 through September 30, 1995, the Company issued an aggregate of 1,126,360 shares of its Capital Stock, $0.001 par value.


     2. In respect of the issuance of such 1,126,360 shares, the Company received aggregate cash consideration (net of any sales commissions) of $8,265,934.


     3.  With  respect  to  each  share  issued,   the  Company   received  cash
consideration not less than its net asset value per share on the date issued and not less than $0.001.


     4. At no time during the period from October 1, 1994 through September 30, 1995 were there more than 50,000,000 shares of the Company's Capital Stock issued and outstanding.

     In Witness Thereof, I have hereunto signed my name as Treasurer of the Company.


Date:  October 11, 1995
                                                                  Thomas G. Rose
                                                        ________________________
                                                                  Thomas G. Rose
                                                                       Treasurer